Cover	Dec. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity File Number	000-56036
Entity Registrant Name	AUGMEDIX, INC.
Entity Central Index Key	0001769804
Entity Tax Identification Number	83-3299164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1161 Mission Street
Entity Address, Address Line Two	Suite LL
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	N/A